As filed with the Securities and Exchange Commission on November 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08685

Rochdale Investment Trust
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Garrett R. D’Alessandro
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Rochdale Large Growth Portfolio
Schedule of Investments
September 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 99.4%
Consumer Discretionary - 38.4%
6,400	Bed Bath & Beyond Inc. (a)	$244,864
13,019	Best Buy Co., Inc. (b)	697,298
13,827	Black & Decker Corp. (b)	1,097,172
5,390	Centex Corp. (b)	283,622
17,186	Coach, Inc. (a)(b)	591,198
12,000	Darden Restaurants, Inc. (b)	509,640
12,750	DR Horton, Inc. (b)	305,362
2,000	eBay, Inc. (a)(b)	56,720
9,850	Family Dollar Stores, Inc. (b)	288,014
1,047	Fortune Brands, Inc. (b)	78,640
3,230	Harman International Industries, Inc.	269,511
6,550	Home Depot, Inc. (b)	237,568
13,460	Kohl's Corp. (a)	873,823
6,030	Lennar Corp. - Class A (b)	272,858
31,000	Liz Claiborne, Inc.	1,224,810
16,836	Lowe's Cos., Inc. (b)	472,418
14,000	McDonald's Corp.	547,680
3,546	McGraw-Hill Cos., Inc.	205,774
22,300	Meredith Corp. (b)	1,100,059
10,934	NIKE, Inc. (b)	958,037
9,440	Office Depot, Inc. (a)(b)	374,768
12,501	Omnicom Group, Inc. (b)	1,170,094
1,930	Sears Holdings Corp. (a)	305,114
2,143	Stanley Works/The (b)	106,829
18,500	Staples, Inc.	450,105
10,400	Target Corp. (b)	574,600
46,080	Time Warner Inc.	840,038
31,120	TJX Cos, Inc./The (b)	872,294
2,000	Univision Communications, Inc. - Class A (a)(b)	68,680
6,950	Yum! Brands, Inc.	361,748
		15,439,338
Energy - 13.5%
5,600	Anadarko Petroleum Corp. (b)	245,448
2,141	Baker Hughes, Inc. (b)	146,016
2,600	BJ Services Co. (b)	78,338
14,500	Chesapeake Energy Corp. (b)	420,210
14,430	Chevron Corp. (b)	935,930
4,700	Devon Energy Corp. (b)	296,805
16,700	Exxon Mobil Corp. (b)	1,120,570
18,190	Hess Corp. (b)	753,430
3,000	Nabors Industries Ltd. (a)(b)	89,250
1,300	National-Oilwell, Inc. (a)(b)	76,115
14,340	Valero Energy Corp.	738,080
12,500	XTO Energy, Inc. (b)	526,625
		5,426,817
Financials - 3.1%
2,914	Ameriprise Financial, Inc.	136,667
8,100	Capital One Financial Corp. (b)	637,146
11,300	Charles Schwab Corp./The	202,270
3,600	Lehman Brothers Holdings, Inc. (b)	265,896
		1,241,979
Rochdale Large Growth Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares		Value
Health Care - 24.4%
1,972	Abbott Laboratories	$95,760
6,200	AmerisourceBergen Corp. (b)	280,240
3,200	Amgen, Inc. (a)(b)	228,896
33,900	Applera Corp. - Applied Biosystems Group	1,122,429
1,586	Cardinal Health, Inc.	104,264
6,420	Caremark Rx, Inc. (b)	363,821
5,210	Coventry Health Care, Inc. (a)(b)	268,419
3,200	Eli Lilly and Co. (b)	182,400
4,410	Express Scripts, Inc. (a)	332,911
1,500	Forest Laboratories, Inc. (a)	75,915
2,318	Genzyme Corp. (a)(b)	156,395
2,100	Gilead Sciences, Inc. (a)(b)	144,270
6,550	Humana Inc. (a)	432,890
7,100	King Pharmaceuticals, Inc. (a)(b)	120,913
4,500	Laboratory Corp. of America Holdings (a)(b)	295,065
6,400	Manor Care, Inc. (b)	334,592
3,300	Merck & Co., Inc. (b)	138,270
5,900	Millipore Corp. (a)(b)	361,670
44,100	Mylan Laboratories Inc. (b)	887,733
13,000	Pfizer, Inc.	368,680
6,258	Quest Diagnostics, Inc.	382,739
50,900	Schering-Plough Corp.	1,124,381
30,000	Thermo Electron Corp. (a)(b)	1,179,900
6,170	UnitedHealth Group, Inc.	303,564
2,227	Waters Corp. (a)	100,839
8,200	Wyeth	416,888
		9,803,844
Industrials - 2.3%
9,122	Danaher Corp. (b)	626,407
3,400	General Dynamics Corp.	243,678
988	PACCAR, Inc.	56,336
		926,421
Information Technology - 17.7%
3,196	Adobe Systems, Inc. (a)	119,690
20,030	Affiliated Computer Services, Inc. - Class A (a)	1,038,756
1,188	Autodesk, Inc. (a)(b)	41,319
25,556	Automatic Data Processing, Inc.	1,209,821
24,017	Cisco Systems, Inc. (a)(b)	552,391
26,670	Fiserv, Inc. (a)(b)	1,255,890
1,101	International Business Machines Corp. (IBM)	90,216
10,700	Jabil Circuit, Inc. (b)	305,699
66,332	Oracle Corp. (a)(b)	1,176,730
15,500	QLogic Corp. (a)	292,950
49,418	Symantec Corp. (a)(b)	1,051,615
		7,135,077
TOTAL COMMON STOCKS (Cost $37,089,254)		39,973,476

SHORT TERM INVESTMENTS - 0.9%
Money Market Investments - 0.9%
367,939	First American Prime Obligations Fund	367,939
TOTAL SHORT TERM INVESTMENTS (Cost $367,939)		367,939

Rochdale Large Growth Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Principal
Amount		Value
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 51.1%
Commercial Paper - 19.5%
$ 741,499	Antalis Funding, 5.306%, 10/06/06	$741,499
371,132	CCN Independence IV LLC, 5.460%, 04/16/07	371,132
436,018	CCN Orchard Park LLC, 5.430%, 04/10/07	436,018
927,422	Chesham FNC/ Chesh LLC, 5.433%, 10/02/06	927,422
742,264	Concord Minutemen Capital Co., 5.330%, 10/17/06	742,264
927,422	Fenway Funding, 5.325%, 10/02/06	927,422
741,937	Laguna ABS Ltd., 5.347%, 10/02/06	741,937
371,132	Lakeside Funding LLC, 5.330%, 10/10/06	371,132
924,165	Ocala Funding, 5.342%, 10/26/06	924,165
926,336	RAMS Funding LLC, 5.322%, 10/10/06	926,336
741,937	Thornburg Mortgage Capital Resources LLC, 5.320%, 10/02/06	741,937
		7,851,264
Repurchase Agreement - 31.4%
9,278,300	Citigroup Global, 5.425%, Dated 09/29/06, Due 10/02/06,
	(Collateralized by U.S. & Foreign Government Securities, valued at
	$9,487,341. Repurchase proceeds are $9,282,494.)	9,278,300
3,340,188	Lehman Brothers, 5.500%, Dated 09/29/06, Due 10/02/06,
	(Collateralized by a U.S. Government Security & various corporate bonds,
	valued at $3,479,877. Repurchase proceeds are $3,341,719.)	3,340,188
		12,618,488
Shares
Money Market Investment - 0.2%
26,530	AIM Short-Term Liquid Assets Portfolio - Institutional Class	26,530
71,383	Federated Prime Obligations Fund	71,383
		97,913

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $20,567,665)		20,567,665

Total Investments (Cost $58,024,858) - 151.4%		60,909,080
Liabilities in Excess of Other Assets - (51.4)%		(20,686,943)
TOTAL NET ASSETS - 100.0%		$40,222,137

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) This security or a portion of this security is out on loan at September 30, 2006.

Rochdale Large Value Portfolio
Schedule of Investments
September 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 97.8%
Consumer Discretionary - 4.1%
2,723	AutoNation, Inc. (a)(b)	$56,911
2,571	Brunswick Corp. (b)	80,189
5,813	Carnival Corp. (b)	273,385
4,781	Gannett Co., Inc. (b)	271,704
6,100	Hasbro, Inc.	138,775
5,100	Jones Apparel Group, Inc.	165,444
2,000	KB Home (b)	87,600
2,629	Leggett & Platt, Inc.	65,804
5,118	Limited Brands, Inc. (b)	135,576
2,141	McDonald's Corp.	83,756
4,522	Nordstrom, Inc.	191,281
3,000	Pulte Homes, Inc. (b)	95,580
9,462	Time Warner, Inc.	172,492
1,300	VF Corp. (b)	94,835
3,068	Walt Disney Co./The	94,832
		2,008,164
Consumer Staples - 3.4%
1,900	Altria Group, Inc.	145,445
8,500	Archer-Daniels-Midland Co. (b)	321,980
6,000	Coca-Cola Enterprises, Inc.	124,980
3,800	ConAgra Foods, Inc. (b)	93,024
2,300	Constellation Brands, Inc. - Class A (a)	66,194
1,000	Costco Wholesale Corp.	49,680
4,500	CVS Corp. (b)	144,540
9,962	Reynolds American, Inc.	617,345
7,500	Tyson Foods, Inc.	119,100
		1,682,288
Energy - 9.8%
6,800	Anadarko Petroleum Corp. (b)	298,044
5,027	Apache Corp. (b)	317,706
16,372	Chevron Corp. (b)	1,061,888
18,128	ConocoPhillips	1,079,160
2,162	Devon Energy Corp. (b)	136,530
7,062	El Paso Corp.	96,326
2,000	EOG Resources, Inc. (b)	130,100
2,100	Hess Corp. (b)	86,982
10,292	Marathon Oil Corp. (b)	791,455
4,200	Nabors Industries Ltd. (a)(b)	124,950
1,000	Noble Corp.	64,180
8,502	Occidental Petroleum Corp.	409,031
4,156	Valero Energy Corp.	213,909
		4,810,261
Financials - 31.7%
4,814	ACE Ltd. (b)	263,470
7,387	Aflac, Inc. (b)	338,029
7,225	Allstate Corp./The (b)	453,224
1,400	Ambac Financial Group, Inc. (b)	115,850
28,794	Bank of America Corp.	1,542,495
1,500	BB&T Corp. (b)	65,670
1,157	Bear Stearns Companies Inc./The (b)	162,096

Rochdale Large Value Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares		Value
Financials - 31.7% (continued)
3,354	Capital One Financial Corp. (b)	$263,826
5,836	Chubb Corp./The	303,239
7,300	Cincinnati Financial Corp.	350,838
6,200	CIT Group, Inc.	301,506
28,339	Citigroup, Inc.	1,407,598
8,500	Equity Office Properties Trust (b)	337,960
300	Equity Residential (b)	15,174
3,700	Federated Investors, Inc.	125,097
6,600	Fifth Third Bancorp (b)	251,328
8,200	Genworth Financial, Inc. - Class A (b)	287,082
3,592	Goldman Sachs Group, Inc. (b)	607,659
3,894	Hartford Financial Services Group, Inc. (b)	337,804
19,034	JP Morgan Chase & Co. (b)	893,837
4,410	Lehman Brothers Holdings, Inc. (b)	325,723
3,208	MBIA, Inc. (b)	197,099
5,466	Merrill Lynch & Co., Inc.	427,550
10,339	Metlife, Inc. (b)	586,014
17,005	Morgan Stanley	1,239,835
7,794	National City Corp. (b)	285,260
2,800	Plum Creek Timber Co., Inc.	95,312
16,232	Progressive Corp./The	398,333
2,552	Prudential Financial, Inc.	194,590
1,800	Regions Financial Corp. (b)	66,222
5,100	SAFECO Corp.	300,543
2,600	Simon Property Group, Inc. (b)	235,612
3,000	SLM Corp. (b)	155,940
2,940	Sovereign Bancorp, Inc. (b)	63,239
3,200	St. Paul Travelers Cos., Inc./The	150,048
2,500	SunTrust Banks, Inc.	193,200
5,051	Torchmark Corp.	318,769
11,628	UnumProvident Corp. (b)	225,467
17,185	US Bancorp (b)	570,886
6,155	Wachovia Corp. (b)	343,449
560	Washington Mutual, Inc. (b)	24,343
20,068	Wells Fargo & Co.	726,060
600	XL Capital Ltd.	41,220
500	Zions Bancorp.	39,905
		15,628,401
Health Care - 3.0%
5,220	Aetna Inc.	206,451
2,000	Biogen Idec, Inc. (a)(b)	89,360
3,300	King Pharmaceuticals, Inc. (a)(b)	56,199
4,300	PerkinElmer, Inc.	81,399
24,058	Pfizer, Inc.	682,285
4,634	Wellpoint, Inc. (a)(b)	357,050
		1,472,744
Index Fund - 0.8%
12,000	Utilities Select Sector SPDR Fund (b)	407,880
Industrials - 17.2%
2,500	3M Co.	186,050
2,943	Burlington Northern Santa Fe Corp.	216,134

Rochdale Large Value Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares		Value
Industrials - 17.2% (continued)
11,400	CSX Corp. (b)	$374,262
1,700	Cummins, Inc. (b)	202,691
4,391	Deere & Co. (b)	368,449
2,200	Dover Corp.	104,368
2,100	Eaton Corp.	144,585
859	FedEx Corp.	93,356
8,124	General Dynamics Corp. (b)	582,247
2,500	General Electric Co.	88,250
5,478	Goodrich Corp.	221,969
2,200	Grainger (W.W.), Inc. (b)	147,444
3,400	Honeywell International, Inc.	139,060
15,546	Ingersoll-Rand Co., Ltd. (b)	590,437
4,068	L-3 Communications Holdings, Inc.	318,646
12,100	Masco Corp. (b)	331,782
12,000	Navistar International Corp. (a)	309,840
7,584	Norfolk Southern Corp. (b)	334,075
15,716	Northrop Grumman Corp.	1,069,788
3,975	PACCAR, Inc.	226,655
2,142	Parker Hannifin Corp.	166,498
22,500	Raytheon Co.	1,080,225
2,700	Ryder System, Inc. (b)	139,536
28,668	Tyco International Ltd.	802,417
3,400	United Technologies Corp.	215,390
		8,454,154
Information Technology - 0.8%
5,000	Andrew Corp. (a)(b)	46,150
3,000	EMC Corp. (a)	35,940
6,000	Hewlett-Packard Co. (b)	220,140
3,000	Novellus Systems, Inc. (a)(b)	82,980
		385,210
Materials - 3.9%
2,000	Alcoa, Inc.	56,080
5,600	Ashland Inc. (b)	357,168
3,500	Bemis Co., Inc.	115,010
5,665	Eastman Chemical Co.	306,023
1,600	Louisiana-Pacific Corp.	30,032
2,900	MeadWestvaco Corp. (b)	76,879
9,048	Nucor Corp. (b)	447,786
3,360	Phelps Dodge Corp.	284,592
4,000	United States Steel Corp. (b)	230,720
		1,904,290
Telecommunication Services - 10.7%
44,799	AT&T, Inc. (b)	1,458,655
7,557	BellSouth Corp.	323,062
21,300	CenturyTel, Inc. (b)	844,971
56,273	Citizens Communications Co.	790,073
18,391	Sprint Nextel Corp. (b)	315,406
32,746	Verizon Communications, Inc. (b)	1,215,859
23,200	Windstream Corp. (b)	306,008
		5,254,034
Rochdale Large Value Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares		Value
Utilities - 12.4%
10,300	Allegheny Energy, Inc. (a)	$413,751
8,000	Ameren Corp. (b)	422,320
13,600	American Electric Power Co., Inc.	494,632
40,100	CMS Energy Corp. (a)(b)	579,044
10,300	Consolidated Edison, Inc. (b)	475,860
8,350	DTE Energy Co. (b)	346,608
4,229	Exelon Corp. (b)	256,024
11,100	NiSource, Inc.	241,314
1,100	Peoples Energy Corp.	44,715
2,400	PG&E Corp. (b)	99,960
18,100	Pinnacle West Capital Corp. (b)	815,405
7,900	PPL Corp. (b)	259,910
18,800	Sempra Energy (b)	944,700
20,200	The Southern Co. (b)	696,092
		6,090,335
TOTAL COMMON STOCKS (Cost $40,386,557)		48,097,761

WARRANTS & RIGHTS - 0.0%
111	Seagate Technology, Inc. Tax Refund Rights (a)	0
TOTAL WARRANTS & RIGHTS (Cost $0)		0

SHORT TERM INVESTMENTS - 3.9%
Money Market Investments - 3.9%
1,938,886	First American Prime Obligations Fund	1,938,886
TOTAL SHORT TERM INVESTMENTS (Cost $1,938,886)		1,938,886

Principal
Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 48.7%
Commercial Paper - 18.6%
$ 863,184	Antalis Funding, 5.306%, 10/06/06	863,184
432,038	CCN Independence IV LLC, 5.460%, 04/16/07	432,038
507,572	CCN Orchard Park LLC, 5.430%, 04/10/07	507,572
1,079,618	Chesham FNC/ Chesh LLC, 5.433%, 10/02/06	1,079,618
864,075	Concord Minutemen Capital Co., 5.330%, 10/17/06	864,075
1,079,618	Fenway Funding, 5.325%, 10/02/06	1,079,618
863,696	Laguna ABS Ltd., 5.347%, 10/02/06	863,696
432,038	Lakeside Funding LLC, 5.330%, 10/10/06	432,038
1,075,827	Ocala Funding, 5.342%, 10/26/06	1,075,827
1,078,355	RAMS Funding LLC, 5.322%, 10/10/06	1,078,355
863,696	Thornburg Mortgage Capital Resources LLC, 5.320%, 10/02/06	863,696
		9,139,717
Repurchase Agreement - 29.9%
10,800,934	Citigroup, 5.425%, Dated 09/29/06, Due 10/02/06,
	(Collateralized by U.S. & Foreign Government Securities, valued at
	$11,044,282. Repurchase proceeds are $10,805,818.)	10,800,934
3,888,336	Lehman Brothers, 5.500%, Dated 09/29/06, Due 10/02/06,
	(Collateralized by a U.S. Government Security & various corporate bonds,
	valued at $4,050,949. Repurchase proceeds are $3,890,118.)	3,888,336
		14,689,270
Rochdale Large Value Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares		Value
Money Market Investment - 0.2%
30,883	AIM Short-Term Liquid Assets Portfolio - Institutional Class	$30,883
83,096	Federated Prime Obligations Fund	83,096
		113,979

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $23,942,966)		23,942,966

Total Investments (Cost $66,268,409) - 150.4%		73,979,613
Liabilities in Excess of Other Assets - (50.4)%		(24,779,175)
TOTAL NET ASSETS - 100.0%		$49,200,438

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) This security or portion of this security is out on loan at September 30, 2006.

Rochdale Mid/Small Growth Portfolio
Schedule of Investments
September 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 100.1%
Consumer Discretionary - 14.5%
4,500	American Eagle Outfitters (b)	$197,235
1,200	AnnTaylor Stores Corp. (a)(b)	50,232
32,100	Christopher & Banks Corp.	946,308
3,779	Dollar Tree Stores, Inc. (a)(b)	116,998
25,989	Fossil, Inc. (a)	559,803
5,924	Harte-Hanks, Inc.	156,097
25,748	K-Swiss, Inc. - Class A (b)	773,985
7,000	Men's Wearhouse, Inc./The (b)	260,470
10,800	Papa John's International, Inc. (a)	389,988
49,500	PetMed Express, Inc. (a)	516,780
14,843	Pool Corp.	571,456
8,086	Ross Stores, Inc. (b)	205,465
42,955	Sonic Corp. (a)(b)	971,213
12,720	Vertrue, Inc. (a)(b)	500,150
		6,216,180
Consumer Staples - 4.3%
2,500	Church & Dwight Co., Inc. (b)	97,775
4,090	Energizer Holdings, Inc. (a)(b)	294,439
5,761	Hormel Foods Corp.	207,281
33,604	NBTY, Inc. (a)	983,589
6,544	WD-40 Co.	233,425
		1,816,509
Energy - 12.1%
7,400	Cabot Oil & Gas Corp.	354,682
4,900	Cameron International Corp. (a)(b)	236,719
14,700	Denbury Resources, Inc. (a)(b)	424,830
16,200	Frontier Oil Corp. (b)	430,596
10,576	Grant Prideco, Inc. (a)	402,205
10,308	Noble Energy, Inc. (b)	469,942
9,944	Patterson-UTI Energy, Inc.	236,269
11,300	Penn Virginia Corp.	716,533
4,600	Plains Exploration & Production Co. (a)	197,386
9,900	Swift Energy Co. (a)	414,018
2,242	Unit Corp. (a)	103,065
18,700	W-H Energy Services, Inc. (a)	775,489
10,001	XTO Energy, Inc. (b)	421,342
		5,183,076
Financials - 19.5%
30,780	Brown & Brown, Inc.	940,637
23,600	East West Bancorp, Inc.	934,796
4,903	Hilb Rogal & Hobbs Co. (b)	209,113
17,100	Investment Technology Group, Inc. (a)	765,225
51,800	Nara Bancorp, Inc.	947,422
24,593	Philadelphia Consolidated Holding Co. (a)(b)	978,310
8,300	Radian Group, Inc.	498,000
17,560	SEI Investments Co.	986,696
20,000	Waddell & Reed Financial, Inc.	495,000
42,400	Wilshire Bancorp, Inc.	807,296
13,730	World Acceptance Corp. (a)	603,845
3,900	Zenith National Insurance Corp.	155,571
		8,321,911
Rochdale Mid/Small Growth Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares		Value
Health Care - 20.2%
59,700	Bradley Pharmaceuticals, Inc. (a)(b)	$950,424
5,900	Cerner Corp. (a)(b)	267,860
17,300	CNS, Inc.	488,379
25,000	Community Health Systems, Inc. (a)	933,750
37,774	Cytyc Corp. (a)(b)	924,707
29,392	Dentsply International, Inc.	884,993
3,583	Edwards Lifesciences Corp. (a)	166,932
42,200	Greatbatch, Inc. (a)	954,564
4,714	Henry Schein, Inc. (a)(b)	236,360
8,500	ICU Medical, Inc. (a)(b)	386,580
1,200	IDEXX Laboratories, Inc. (a)	109,368
21,412	Pharmaceutical Product Development, Inc.	764,194
9,400	Sciele Pharma, Inc. (a)(b)	177,096
23,420	Sierra Health Services, Inc. (a)	886,213
5,399	Varian Medical Systems, Inc. (a)(b)	288,253
6,499	VCA Antech, Inc. (a)(b)	234,354
		8,654,027
Industrials - 16.8%
1,700	Alliant Techsystems Inc. (a)	137,802
2,337	AMETEK, Inc.	101,776
21,324	C H Robinson Worldwide, Inc. (b)	950,624
8,200	Ceradyne, Inc. (a)(b)	336,938
22,542	Donaldson Co., Inc. (b)	831,800
24,260	EnPro Industries, Inc. (a)	729,256
6,500	Gardner Denver, Inc. (a)	215,020
7,731	Graco, Inc. (b)	301,973
59,424	Heartland Express, Inc. (b)	931,768
2,400	Jacobs Engineering Group, Inc. (a)	179,352
10,305	Knight Transportation, Inc. (b)	174,670
4,307	Korn/Ferry International (a)	90,189
5,508	Oshkosh Truck Corp.	277,989
11,700	Pre-Paid Legal Services, Inc. (b)	464,139
6,722	Roper Industries, Inc.	300,742
13,769	Stericycle, Inc. (a)(b)	960,938
6,500	Trinity Industries, Inc. (b)	209,105
		7,194,081
Information Technology - 12.3%
36,050	CSG Systems International, Inc. (a)	952,801
4,331	Fidelity National Information Services, Inc. (b)	160,247
15,658	Global Imaging Systems, Inc. (a)	345,572
6,210	Global Payments, Inc.	273,302
11,583	Jack Henry & Associates, Inc. (b)	252,162
38,992	Macrovision Corp. (a)(b)	923,720
38,150	Manhattan Associates, Inc. (a)	920,941
5,000	MoneyGram International, Inc.	145,300
2,500	ScanSource, Inc. (a)(b)	75,825
21,401	Talx Corp. (b)	524,753
6,397	Trimble Navigation Ltd. (a)	301,171
7,500	Websense, Inc. (a)(b)	162,075
12,400	Western Digital Corp. (a)	224,440
		5,262,309
Rochdale Mid/Small Growth Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares		Value
Materials - 0.4%
4,534	MacDermid, Inc.	$147,899
TOTAL COMMON STOCKS (Cost $38,768,076)		42,795,992

SHORT TERM INVESTMENTS - 0.1%
Money Market Investments - 0.1%
64,106	First American Prime Obligations Fund	64,106
TOTAL SHORT TERM INVESTMENTS (Cost $64,106)		64,106

Principal
Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 26.5%
Commercial Paper - 10.1%
$ 408,677	Antalis Funding, 5.306%, 10/06/06	408,677
204,549	CCN Independence IV LLC, 5.460%, 04/16/07	204,549
240,311	CCN Orchard Park LLC, 5.430%, 04/10/07	240,311
511,149	Chesham FNC/ Chesh LLC, 5.433%, 10/02/06	511,149
409,099	Concord Minutemen Capital Co., 5.330%, 10/17/06	409,099
511,149	Fenway Funding, 5.325%, 10/02/06	511,149
408,919	Laguna ABS Ltd., 5.347%, 10/02/06	408,919
204,549	Lakeside Funding LLC, 5.330%, 10/10/06	204,549
509,354	Ocala Funding, 5.342%, 10/26/06	509,354
510,550	RAMS Funding LLC, 5.322%, 10/10/06	510,550
408,919	Thornburg Mortgage Capital Resources LLC, 5.320%, 10/02/06	408,919
		4,327,225
Repurchase Agreement - 16.3%
5,113,736	Citigroup, 5.425%, Dated 09/29/06, Due 10/02/06,
	(Collateralized by U.S. & Foreign Government Securities, valued at
	$5,228,949. Repurchase proceeds are $5,116,048.)	5,113,736
1,840,945	Lehman Brothers, 5.500%, Dated 09/29/06, Due 10/02/06,
	(Collateralized by a U.S. Government Security & various corporate bonds,
	valued at $1,917,935. Repurchase proceeds are $1,841,789.)	1,840,945
		6,954,681
Shares
Money Market Investment - 0.1%
14,622	AIM Short-Term Liquid Assets Portfolio - Institutional Class	14,622
39,343	Federated Prime Obligations Fund	39,343
		53,965

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $11,335,871)		11,335,871

Total Investments (Cost $50,168,053) - 126.7%		54,195,969
Liabilities in Excess of Other Assets - (26.7)%		(11,433,407)
TOTAL NET ASSETS - 100.0%		$42,762,562

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) This security or portion of this security is out on loan at September 30, 2006.

Rochdale Mid/Small Value Portfolio
Schedule of Investments
September 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 98.8%
Consumer Discretionary - 9.2%
2,370	American Greetings Corp. (b)	$54,794
7,542	Ashworth, Inc. (a)	51,663
4,106	Barnes & Noble, Inc.	155,782
3,603	Bassett Furniture Industries, Inc.	58,513
3,500	Bob Evans Farms, Inc.	105,980
3,086	BorgWarner, Inc. (b)	176,427
3,000	Brown Shoe Co., Inc. (a)	107,520
6,220	Building Materials Holding Corp. (b)	161,844
2,900	Cato Corp./The - Class A (b)	63,539
3,800	Foot Locker, Inc.	95,950
4,500	Furniture Brands International, Inc. (b)	85,680
1,900	GameStop Corp. - Class A (a)(b)	87,932
4,511	GameStop Corp. - Class B (a)	201,687
4,710	Insight Enterprises, Inc. (a)	97,073
6,500	JAKKS Pacific, Inc. (a)	115,830
4,500	Jo-Ann Stores, Inc. (a)(b)	75,240
6,000	K2, Inc. (a)	70,380
7,500	Kellwood Co.	216,225
2,794	Landry's Restaurants, Inc.	84,239
2,068	Laureate Education, Inc. (a)(b)	98,974
3,596	Lenox Group, Inc. (a)	21,756
18,400	Libbey Inc. (b)	205,896
3,008	Lone Star Steakhouse & Saloon, Inc.	83,532
2,910	MDC Holdings, Inc. (b)	135,170
3,637	Men's Wearhouse, Inc./The (b)	135,333
2,389	Modine Manufacturing Co.	58,124
3,361	Mohawk Industries, Inc. (a)(b)	250,226
1,000	Oxford Industries, Inc. (b)	42,910
6,400	Payless Shoesource, Inc. (a)	159,360
9,200	PEP Boys - Manny, Moe & Jack/The	118,220
3,700	Pier 1 Imports, Inc. (b)	27,454
14,108	Pinnacle Entertainment, Inc. (a)	396,717
944	Ryland Group, Inc. (b)	40,790
3,500	Saks, Inc.	60,480
2,300	Scholastic Corp. (a)	71,645
3,200	Sonic Automotive, Inc.	73,888
12,000	Standard Motor Products, Inc.	143,880
1,232	Standard-Pacific Corp. (b)	28,952
4,000	Toll Brothers, Inc. (a)(b)	112,320
		4,331,925
Consumer Staples - 3.3%
30,700	American Italian Pasta Co. (a)(b)	238,846
3,332	BJ's Wholesale Club, Inc. (a)(b)	97,228
6,363	Casey's General Stores, Inc.	141,704
3,046	Corn Products International, Inc.	99,117
3,354	Dean Foods Co. (a)	140,935
4,366	J & J Snack Foods Corp.	135,783
2,757	J.M. Smucker Co./The	132,198
2,000	Longs Drug Stores Corp.	92,020
2,293	Nash Finch Co. (b)	53,954

Rochdale Mid/Small Value Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares		Value
Consumer Staples - 3.3% (continued)
7,859	PepsiAmericas, Inc.	$167,711
6,605	Smithfield Foods, Inc. (a)	178,467
670	TreeHouse Foods, Inc. (a)	15,845
1,455	Universal Corp. (b)	53,151
		1,546,959
Energy - 5.8%
1,800	Arch Coal, Inc. (b)	52,038
2,670	Bristow Group, Inc. (a)	91,848
4,300	Cimarex Energy Co. (b)	151,317
2,467	Forest Oil Corp. (a)	77,933
2,552	Helmerich & Payne, Inc. (b)	58,773
2,400	Lufkin Industries, Inc. (b)	127,008
1,996	Mariner Energy, Inc. (a)	36,666
559	Maverick Tube Corp. (a)	36,240
6,992	Newfield Exploration Co. (a)(b)	269,472
5,250	Oceaneering International, Inc. (a)	161,700
4,097	Overseas Shipholding Group, Inc.	253,072
2,800	Peabody Energy Corp. (b)	102,984
3,629	Pioneer Natural Resources Co. (b)	141,966
3,100	Pogo Producing Co. (b)	126,945
4,018	Swift Energy Co. (a)(b)	168,033
8,164	Veritas DGC, Inc. (a)(b)	537,354
5,000	Weatherford International Ltd. (a)	208,600
3,000	W-H Energy Services, Inc. (a)	124,410
		2,726,359
Financials - 24.7%
3,285	AMB Property Corp.	181,036
4,244	American Financial Group Inc. (b)	199,171
7,296	AmeriCredit Corp. (a)(b)	182,327
1,809	AmerUs Group Co. (b)	123,030
5,505	Anchor BanCorp Wisconsin, Inc.	157,223
4,600	Associated Banc-Corp	149,500
11,973	Astoria Financial Corp. (b)	369,008
2,600	Bank of New York Co., Inc./The	91,676
7,500	BankAtlantic Bancorp, Inc. (b)	106,650
3,369	Cash America International, Inc. (b)	131,661
4,400	Central Pacific Financial Corp. (b)	160,952
1,303	City National Corp.	87,379
7,309	Colonial BancGroup, Inc./The	179,070
5,410	Colonial Properties Trust (b)	258,652
2,691	Delphi Financial Group, Inc. (b)	107,317
1,050	Downey Financial Corp. (b)	69,867
1,600	Entertainment Properties Trust	78,912
3,000	Equity Office Properties Trust (b)	119,280
2,332	Everest Re Group, Ltd.	227,440
1,600	Federal Realty Investments Trust	118,880
13,427	Fidelity National Financial, Inc.	559,235
2,349	Fidelity National Title Group, Inc. (b)	49,235
14,991	First American Financial Corp. (b)	634,719
8,000	First BanCorp.	88,480
4,334	Fremont General Corp. (b)	60,633

Rochdale Mid/Small Value Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares		Value
Financials - 24.7% (continued)
9,600	Glenborough Realty Trust, Inc. (b)	$247,008
2,000	Hanover Insurance Group Inc.	89,260
7,107	HCC Insurance Holdings, Inc.	233,678
6,000	Health Care REIT, Inc. (b)	240,060
4,500	Highwoods Properties, Inc.	167,445
4,743	Horace Mann Educators Corp. (b)	91,208
4,900	Hospitality Properties Trust (b)	231,280
6,267	IndyMac Bancorp, Inc. (b)	257,950
12,800	Investment Technology Group, Inc. (a)	572,800
2,500	Irwin Financial Corp. (b)	48,900
3,866	Jefferies Group, Inc. (b)	110,181
500	LandAmerica Financial Group, Inc. (b)	32,895
7,495	Liberty Property Trust (b)	358,186
3,600	Mack-Cali Realty Corp. (b)	186,480
1,418	MAF Bancorp, Inc.	58,549
8,179	Mercantile Bankshares Corp.	296,652
1,700	Northern Trust Corp. (b)	99,331
5,088	Ohio Casualty Corp. (b)	131,627
8,003	Old Republic International Corp.	177,266
5,500	Parkway Properties, Inc. (b)	255,695
600	Piper Jaffray Cos., Inc. (a)	36,372
4,400	PMI Group Inc./The (b)	192,764
6,000	Potlatch Corp. (b)	222,600
4,002	Protective Life Corp.	183,091
748	Provident Bankshares Corp.	27,713
4,339	Radian Group, Inc. (b)	260,340
6,291	Raymond James Financial, Inc.	183,949
12,568	RLI Corp. (b)	638,329
1,750	Selective Insurance Group (b)	92,068
3,260	Stancorp Financial Group, Inc.	145,494
3,217	Sterling Financial Corp.	104,327
700	SunTrust Banks, Inc.	54,096
5,808	SWS Group, Inc.	144,561
11,751	W.R. Berkley Corp.	415,868
4,198	Washington Federal, Inc. (b)	94,203
6,674	Webster Financial Corp.	314,412
3,049	Zenith National Insurance Corp.	121,625
		11,609,596
Health Care - 3.6%
3,453	Community Health Systems, Inc. (a)	128,969
5,769	Conmed Corp. (a)	121,783
10,123	Cross Country Healthcare, Inc. (a)	172,091
3,654	DJ Orthopedics, Inc. (a)(b)	151,751
3,900	Greatbatch, Inc. (a)	88,218
4,000	Health Net, Inc. (a)	174,080
3,000	Omnicare, Inc. (b)	129,270
3,283	Owens & Minor, Inc.	107,978
4,408	Parexel International Corp. (a)	145,861
1,520	Pediatrix Medical Group, Inc. (a)	69,312
4,000	Steris Corp.	96,240
4,672	Sunrise Senior Living, Inc. (a)	139,553

Rochdale Mid/Small Value Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares		Value
Health Care - 3.6% (continued)
3,500	Valeant Pharmaceuticals International	$69,230
2,034	Vital Signs, Inc.	115,145
		1,709,481
Index Fund - 0.4%
5,200	Utilities Select Sector SPDR Fund (b)	176,748
Industrials - 17.8%
2,000	A.O. Smith Corp.	78,860
7,939	AAR Corp. (a)(b)	189,266
9,400	Alaska Air Group, Inc. (a)(b)	357,576
2,000	Albany International Corp. - Class A	63,640
2,197	Alexander & Baldwin, Inc. (b)	97,481
4,700	Angelica Corp.	79,947
2,000	Apogee Enterprises, Inc.	30,420
10,114	Applied Industrial Technologies, Inc.	246,782
4,000	Applied Signal Technology, Inc.	59,360
5,499	Arkansas Best Corp.	236,622
4,837	Astec Industries, Inc. (a)(b)	122,134
7,500	C&D Technologies, Inc.	53,250
4,700	Coinstar, Inc. (a)	135,266
4,019	Consolidated Graphics, Inc. (a)	241,823
4,578	Curtiss-Wright Corp. (b)	138,942
4,133	DRS Technologies, Inc. (b)	180,488
1,000	EGL, Inc. (a)	36,440
5,849	Esterline Technologies Corp. (a)	197,462
5,018	Flowserve Corp. (a)	253,861
2,768	G&K Services, Inc.	100,838
7,920	Gardner Denver, Inc. (a)	261,994
1,600	Granite Construction, Inc.	85,360
3,200	Heidrick & Struggles International, Inc. (a)	115,200
9,400	Herley Industries, Inc. (a)	116,372
8,200	Hub Group, Inc. (a)(b)	186,796
2,300	Joy Global, Inc.	86,503
600	Kaman Corp.	10,806
2,300	Lennox International, Inc.	52,670
4,200	Manitowoc Co.	188,118
8,132	Mobile Mini, Inc. (a)	231,030
4,883	Moog, Inc. (a)	169,245
1,800	MSC Industrial Direct Co., Inc.	73,332
2,043	Mueller Industries, Inc.	71,852
2,782	NCO Group, Inc. (a)	72,944
1,000	Nordson Corp.	39,860
4,706	Reliance Steel & Aluminum Co.	151,251
8,544	Robbins & Myers, Inc.	264,180
1,200	Roper Industries, Inc.	53,688
3,169	School Specialty, Inc. (a)	111,834
2,154	Sequa Corp. (a)(b)	202,174
7,300	Shaw Group Inc./The (a)(b)	172,572
2,200	SkyWest, Inc.	53,944
13,000	Spherion Corp. (a)	92,950
1,900	SPX Corp. (b)	101,536
4,100	Standard Register Co./The	54,120

Rochdale Mid/Small Value Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares		Value
Industrials - 17.8% (continued)
8,700	Swift Transportation Co., Inc. (a)(b)	$206,364
5,800	Tecumseh Products Co. (a)(b)	88,218
3,900	Thomas & Betts Corp. (a)	186,069
12,470	Timken Co./The (b)	371,357
3,000	Tredegar Corp.	50,220
2,850	Trinity Industries, Inc. (b)	91,684
1,603	United Stationers, Inc. (a)	74,556
4,933	Universal Forest Products, Inc. (b)	241,964
600	URS Corp. (a)	23,334
600	Valmont Industries, Inc.	31,350
4,500	Viad Corp. (b)	159,345
2,787	Waste Connections, Inc. (a)(b)	105,655
3,844	Watsco, Inc.	176,862
2,853	Watts Water Technologies, Inc.	90,611
7,711	Werner Enterprises, Inc. (b)	144,273
7,752	Woodward Governor Co. (b)	260,002
4,940	YRC Worldwide, Inc. (a)(b)	182,978
		8,405,631
Information Technology - 12.3%
10,000	Adaptec, Inc. (a)(b)	44,100
7,092	Aeroflex, Inc. (a)	72,906
6,725	Agilysys, Inc.	94,419
2,020	Anixter International, Inc. (b)	114,069
12,427	Arrow Electronics, Inc. (a)(b)	340,873
18,500	Atmel Corp. (a)	111,740
2,200	ATMI, Inc. (a)	63,954
15,503	Avnet, Inc. (a)(b)	304,169
1,800	Avocent Corp. (a)(b)	54,216
11,900	Axcelis Technologies, Inc. (a)	84,014
4,274	Belden CDT, Inc. (b)	163,395
6,150	Benchmark Electronics, Inc. (a)(b)	165,312
3,069	Black Box Corp. (b)	119,446
1,440	Brightpoint, Inc. (a)(b)	20,477
5,900	Brooks Automation, Inc. (a)(b)	76,995
6,373	Cadence Design Systems, Inc. (a)	108,086
5,751	CheckFree Corp. (a)(b)	237,631
8,151	Ciber, Inc. (a)	54,041
1,900	Cymer, Inc. (a)(b)	83,429
2,500	Cypress Semiconductor Corp. (a)(b)	44,425
9,042	EPIQ Systems, Inc. (a)(b)	133,008
7,160	Fair Isaac Corp. (b)	261,841
5,000	Fairchild Semiconductor International, Inc. (a)	93,500
9,600	Global Imaging Systems, Inc. (a)	211,872
6,000	Harmonic Inc. (a)	44,100
8,900	Ingram Micro Inc. - Class A (a)(b)	170,524
3,300	International Rectifier Corp. (a)(b)	114,972
5,000	Intersil Corp.	122,750
1,000	Itron, Inc. (a)(b)	55,800
7,500	JDA Software Group, Inc. (a)	115,650
2,800	Lam Research Corp. (a)(b)	126,924
6,000	Lattice Semiconductor Corp. (a)	40,920

Rochdale Mid/Small Value Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares		Value
Information Technology - 12.3% (continued)
5,300	Macrovision Corp. (a)(b)	$125,557
4,300	MEMC Electronic Materials, Inc. (a)(b)	157,509
6,057	Methode Electronics, Inc.	57,602
4,900	Microchip Technology, Inc. (b)	158,858
3,800	Paxar Corp. (a)	75,924
13,000	Photronics, Inc. (a)	183,690
5,300	Planar Systems, Inc. (a)	60,155
1,900	Plexus Corp. (a)	36,480
5,000	RF Micro Devices, Inc. (a)	37,900
4,115	SanDisk Corp. (a)(b)	220,317
3,000	Semtech Corp. (a)	38,280
5,000	Skyworks Solutions, Inc. (a)	25,950
1,400	Supertex, Inc. (a)(b)	54,418
800	Tech Data Corp. (a)	29,224
700	Technitrol, Inc.	20,895
11,095	THQ, Inc. (a)(b)	323,641
6,500	Tollgrade Communications, Inc. (a)	58,175
1,400	Trimble Navigation Ltd. (a)	65,912
1,200	Varian Semiconductor Equipment Associates, Inc. (a)	44,040
11,400	Vishay Intertechnology, Inc. (a)	160,056
		5,784,141
Materials - 10.3%
7,800	Albemarle Corp.	423,774
6,577	Aleris International, Inc. (a)	332,402
1,796	AptarGroup, Inc. (b)	91,380
2,900	Arch Chemicals, Inc. (b)	82,505
8,000	Bowater, Inc. (b)	164,560
1,723	Cabot Corp. (b)	64,096
2,100	Cambrex Corp.	43,491
3,632	Chaparral Steel Co. (a)	123,706
7,500	Chemtura Corp. (b)	65,025
15,608	Commercial Metals Co.	317,311
1,000	Cytec Industries, Inc.	55,590
8,500	Ferro Corp.	151,130
3,400	FMC Corp. (b)	217,838
2,400	Georgia Gulf Corp.	65,808
9,600	H.B. Fuller Co.	225,024
6,620	Lubrizol Corp.	302,733
3,400	Lyondell Chemical Co. (b)	86,258
1,256	Minerals Technologies, Inc. (b)	67,070
4,835	Myers Industries, Inc.	82,195
5,600	Packaging Corp of America	129,920
26,600	PolyOne Corp. (a)(b)	221,578
13,400	Pope & Talbot, Inc. (a)	77,050
10,149	Quanex Corp. (b)	308,022
5,291	RPM International, Inc. (b)	100,476
4,608	RTI International Metals, Inc. (a)	200,817
6,378	Ryerson, Inc. (b)	139,614
7,899	Schulman (A.), Inc.	185,706
2,182	Schweitzer-Mauduit International, Inc.	41,414
1,900	Steel Dynamics, Inc.	95,855

Rochdale Mid/Small Value Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares		Value
Materials - 10.3% (continued)
5,026	Steel Technologies, Inc.	$98,660
11,900	Wausau Paper Corp.	160,650
15,000	Wellman, Inc. (b)	59,850
3,200	Worthington Industries, Inc.	54,592
		4,836,100
Telecommunication Services - 0.5%
5,200	Telephone & Data Systems, Inc.	218,920
Utilities - 10.9%
1,200	AGL Resources, Inc. (b)	43,800
3,100	ALLETE, Inc. (b)	134,695
2,800	Alliant Energy Corp. (b)	100,044
2,900	Atmos Energy Corp. (b)	82,795
12,570	Avista Corp.	297,658
2,400	Black Hills Corp. (b)	80,664
8,100	Cascade Natural Gas Corp.	211,329
6,700	Centerpoint Energy, Inc. (b)	95,944
3,732	Central Vermont Public Service Corp.	82,515
3,300	CH Energy Group, Inc.	169,851
500	Energy East Corp. (b)	11,860
5,000	Equitable Resources, Inc. (b)	174,900
1,500	FPL Group, Inc. (b)	67,500
5,390	Great Plains Energy, Inc. (b)	167,198
2,817	Green Mountain Power Corp.	94,003
1,600	Hawaiian Electric Industries, Inc. (b)	43,296
500	IDACORP, Inc. (b)	18,905
3,600	MDU Resources Group, Inc. (b)	80,424
2,200	National Fuel Gas Co. (b)	79,970
1,500	New Jersey Resources Corp. (b)	73,950
11,400	NiSource, Inc.	247,836
3,856	OGE Energy Corp. (b)	139,240
9,703	ONEOK, Inc.	366,676
14,839	Pepco Holdings, Inc.	358,659
3,183	PNM Resources, Inc. (b)	87,755
800	Questar Corp.	65,416
3,432	SCANA Corp. (b)	138,207
54,410	Sierra Pacific Resources (a)(b)	780,239
5,984	UGI Corp.	146,309
5,833	UIL Holdings Corp.	218,737
5,695	Unisource Energy Corp.	189,814
100	WGL Holdings, Inc. (b)	3,134
2,300	Wisconsin Energy Corp.	99,222
4,100	WPS Resources Corp.	203,483
		5,156,028
TOTAL COMMON STOCKS (Cost $38,270,108)		46,501,888

SHORT TERM INVESTMENTS - 1.9%
Money Market Investments - 1.9%
901,435	First American Prime Obligations Fund	901,435
TOTAL SHORT TERM INVESTMENTS (Cost $901,435)		901,435

Rochdale Mid/Small Value Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Principal
Amount		Value
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 44.7%
Commercial Paper - 17.1%
$ 759,347	Antalis Funding, 5.306%, 10/06/06	$759,347
380,065	CCN Independence IV LLC, 5.460%, 04/16/07	380,065
446,513	CCN Orchard Park LLC, 5.430%, 04/10/07	446,513
949,745	Chesham FNC/ Chesh LLC, 5.433%, 10/02/06	949,745
760,131	Concord Minutemen Capital Co., 5.330%, 10/17/06	760,131
949,745	Fenway Funding, 5.325%, 10/02/06	949,745
759,796	Laguna ABS Ltd., 5.347%, 10/02/06	759,796
380,065	Lakeside Funding LLC, 5.330%, 10/10/06	380,065
946,410	Ocala Funding, 5.342%, 10/26/06	946,410
948,634	RAMS Funding LLC, 5.322%, 10/10/06	948,634
759,796	Thornburg Mortgage Capital Resources LLC, 5.320%, 10/02/06	759,796
		8,040,247
Repurchase Agreement - 27.4%
9,501,636	Citigroup, 5.425%, Dated 09/29/06, Due 10/02/06,
	(Collateralized by U.S. & Foreign Government Securities, valued at
	$9,715,709. Repurchase proceeds are $9,505,931.)	9,501,636
3,420,589	Lehman Brothers, 5.500%, Dated 09/29/06, Due 10/02/06,
	(Collateralized by a U.S. Government Security & various corporate bonds,
	valued at $3,563,640. Repurchase proceeds are $3,422,157.)	3,420,589
		12,922,225
Shares
Money Market Investment - 0.2%
27,168	AIM Short-Term Liquid Assets Portfolio - Institutional Class	27,168
73,101	Federated Prime Obligations Fund	73,101
		100,269

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $21,062,741)		21,062,741

Total Investments (Cost $60,234,284) - 145.4%		68,466,064
Liabilities in Excess of Other Assets - (45.4)%		(21,368,109)
TOTAL NET ASSETS - 100.0%		$47,097,955

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) This security or portion of this security is out on loan at September 30, 2006.

Rochdale Atlas Portfolio
Schedule of Investments
September 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 95.0%
Brazil - 7.2%
18,950	Aracruz Celulose SA, ADR	$943,141
25,900	Banco Bradesco SA, ADR	863,765
20,300	Banco Itau Holding Financeira SA, ADR	609,000
1,600	Companhia de Bebidas das Americas-CM, ADR	64,192
8,000	Companhia de Bebidas das Americas-PR, ADR	363,040
25,400	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	764,540
32,700	Companhia Energetica de Minas Gerais SA, ADR (b)	1,283,475
27,900	Companhia Siderurgica Nacional SA, ADR (b)	793,197
64,800	Companhia Vale Do Rio Doce, ADR	1,397,088
61,200	Gerdau SA, ADR	829,260
53,700	Petroleo Brasileiro SA, ADR	4,018,908
383,000	Sadia SA	1,041,039
25,900	Uniao de Bancos Brasileiros SA (Unibanco), GDR, ADR	1,916,600
17,600	Usinas Siderurgicals de Minas Gerais SA	526,146
33,400	Votorantim Celulose e Papel SA, ADR	565,796
		15,979,187
China - 4.3%
729,000	Angang New Steel Co., Ltd.	579,221
67,050	China Mobile Ltd./HK, ADR	2,370,218
35,800	China Petroleum & Chemical Corp., ADR	2,216,736
9,300	CNOOC Ltd., ADR (b)	774,597
4,600,000	CNPC Hong Kong Ltd.	2,326,378
1,136,000	PetroChina Co., Ltd.	1,221,937
		9,489,087
France - 15.3%
72,100	AXA SA, ADR	2,661,211
32,058	BNP Paribas	3,449,260
7,300	Casino Guichard-Perrachon SA	588,269
5,600	CNP Assurances	543,234
18,500	Compagnie de Saint-Gobain	1,341,855
9,950	Compagnie Generale des Etablissements Michelin	729,270
27,750	Credit Agricole SA	1,218,930
19,600	European Aeronautic Defence and Space Co.	563,685
9,000	France Telecom SA	206,566
44,900	France Telecom SA, ADR (b)	1,046,619
5,400	Groupe Danone (a)	758,017
6,900	Imerys SA	577,472
19,500	M6 Metropole Television	598,395
35,500	PagesJaunes SA	1,008,356
5,700	Renault SA	653,764
26,900	Safran SA	543,724
61,250	Sanofi-Aventis, ADR	2,723,788
10,350	Schneider Electric SA, ADR	1,154,287
16,000	Societe BIC SA	994,966
15,200	Societe Generale	2,418,940
48,000	Suez SA	2,110,853
73,550	Total Fina Elf SA, ADR (b)	4,849,887
16,600	Valeo SA	592,128
3,100	Vallourec SA (a)	722,905
5,400	Vinci SA (a)	601,210
37,450	Vivendi	1,350,101
		34,007,692
Rochdale Atlas Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares		Value
Germany - 13.5%
11,500	Allianz AG	$1,990,236
3,700	Altana AG	204,703
23,800	BASF AG, ADR (b)	1,906,380
28,900	Bayer AG, ADR	1,472,455
12,200	Celesio AG	636,137
30,100	Commerzbank AG	1,019,860
7,900	Continental AG	917,715
46,700	DaimlerChrysler AG (b)	2,333,132
28,700	Deutsche Bank AG (b)	3,464,090
36,700	Deutsche Post AG	962,397
116,000	Deutsche Telekom AG, ADR	1,840,920
5,500	Douglas Holding AG	257,212
23,220	E. On AG	2,759,217
3,100	Fresenius Medical Care AG	403,121
45,000	Infineon Technologies AG, ADR (a)(b)	532,350
8,900	Linde AG	839,429
18,350	MAN AG	1,550,399
8,200	Muenchener Rueckversicherungs-Gesellschaft AG	1,297,156
19,300	RWE AG	1,782,890
38,100	SAP AG, ADR (b)	1,885,950
46,500	Thyssen Krupp AG	1,567,866
16,200	TUI AG	334,432
		29,958,047
Hungary - 3.4%
31,500	BorsodChem Rt (a)	432,290
8,650	Gedeon Richter Nyrt	1,786,457
408,300	Magyar Telekom Nyrt (a)	1,643,001
19,700	MOL Hungarian Oil and Gas Plc	1,796,241
57,400	OTP Bank Nyrt	1,810,439
		7,468,428
Italy - 8.1%
17,500	Assicurazioni Generali SpA	654,633
200,300	Banca Intesa SpA	1,318,214
126,000	Banca Intesa SpA - RNC	771,712
76,400	Banca Popolare di Milano Scrl	1,010,451
79,850	Banche Popolari Unite Scpa	2,148,612
46,600	Banco Popolare di Verona e Novara Scrl	1,287,600
104,750	Capitalia SpA	867,371
10,000	Enel SpA, ADR	456,300
31,150	ENI SpA, ADR (b)	1,853,737
26,200	Lottomatica SpA (a)	987,056
27,000	Mediaset SpA	290,162
99,100	Sanpaolo IMI SpA	2,092,308
96,900	Telecom Italia SpA, ADR (b)	2,745,177
162,000	Terna SpA (a)	471,450
130,000	Unicredito Italiano SpA	1,078,924
		18,033,707
Rochdale Atlas Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares		Value
New Zealand - 5.3%
669,000	Auckland International Airport Ltd.	$886,550
208,000	Contact Energy Ltd.	970,846
239,500	Fisher & Paykel Appliances Holdings Ltd.	564,409
352,000	Fisher & Paykel Healthcare Corp. Ltd.	953,612
320,000	Fletcher Building Ltd.	1,792,331
540,000	Kiwi Income Property Trust	486,467
282,000	Sky City Entertainment Group Ltd.	975,677
160,000	Sky Network Television Ltd.	564,020
1,366,000	Telecom Corp. of New Zealand Ltd.	3,879,010
269,000	Tower Ltd. (a)	568,955
		11,641,877
Norway - 8.2%
266,100	DNB NOR ASA	3,257,652
20,500	Frontline Ltd.	782,107
171,600	Norsk Hydro ASA (a)	3,832,118
25,300	Orkla ASA	1,203,636
30,250	Prosafe ASA	1,853,951
107,300	Statoil ASA	2,535,934
8,700	Statoil ASA, ADR	207,234
137,200	Storebrand ASA	1,448,393
119,600	Telenor ASA	1,559,458
94,000	Yara International ASA	1,425,857
		18,106,340
Republic of Korea (South) - 9.4%
4,000	Cheil Communications, Inc.	896,169
16,300	Cheil Industries Inc.	707,123
32,500	Daewoo Engineering & Construction Co., Ltd.	618,230
9,800	GS Engineering & Construction Corp.	685,612
18,300	Hanjin Heavy Industries & Construction Co., Ltd.	504,761
19,200	Hanjin Shipping Co., Ltd.	478,859
5,150	Hyundai Mipo Dockyard Co., Ltd.	642,219
9,000	Hyundai Motor Co.	770,410
50,200	Kia Motors Corp.	814,341
16,700	Kookmin Bank, ADR (a)	1,303,101
33,900	Korea Electric Power Corp.	1,320,174
26,700	LG International Corp.	641,929
20,800	LG Petrochemical Co., Ltd.	453,918
17,500	LS Cable Ltd.	647,292
25,350	Posco, ADR (a)(b)	1,645,975
39,600	Samsung Corp.	1,255,482
5,750	Samsung Electronics Co., Ltd.	4,034,874
23,350	Shinhan Financial Group Co., Ltd.	1,052,446
8,300	Shinhan Financial Group Co., Ltd., ADR (a)	745,340
11,300	SK Corp.	751,144
18,950	SK Telecom Co., Ltd., ADR (b)	447,789
7,300	S-oil Corp.	488,338
		20,905,526
Taiwan - 9.2%
720,000	Asia Cement Corp.	522,094
2,050,000	China Development Financial Holding Corp.	851,650
914,673	Compal Electronics Inc.	809,726
208,000	Delta Electronics Inc.	597,024

Rochdale Atlas Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares		Value
Taiwan - 9.2% (continued)
1,273,000	First Financial Holding Co., Ltd.	$865,398
392,000	Formosa Chemicals & Fibre Corp.	580,346
508,000	Formosa Plastics Corp.	725,221
525,600	Hon Hai Precision Industry Co., Ltd.	3,199,891
1,052,000	Hua Nan Financial Holdings Co., Ltd.	691,321
500,448	Lite-On Technology Corp.	617,669
1,144,000	Mega Financial Holding Co., Ltd.	810,538
800,000	Nan Ya Plastics Corp.	1,119,118
735,000	Pou Chen Corp.	601,813
240,000	President Chain Store Corp.	517,018
705,000	Quanta Computer Inc.	1,009,653
806,000	Synnex Technology International Corp.	718,393
654,000	Taiwan Cement Corp.	490,043
909,000	Taiwan Mobile Co., Ltd.	870,619
2,114,000	Taiwan Seminconductor Manufacturing Co. Ltd.	3,813,152
1,790,000	United Microelectronics Corp.	1,003,233
		20,413,920
United Kingdom - 9.8%
29,500	Anglo American Plc, ADR	622,450
26,600	AstraZeneca Plc, ADR	1,662,500
36,400	Aviva Plc	533,640
22,900	Barclays Plc, ADR	1,162,633
21,900	Bellway Plc	528,136
19,100	BG Group Plc, ADR	1,164,527
14,600	BHP Billiton Plc	252,040
8,500	BHP Billiton Plc, ADR	294,950
31,200	Enterprise Inns Plc	616,300
16,000	GlaxoSmithKline Plc, ADR	851,680
131,000	Group 4 Securicor Plc (a)	414,518
11,000	Hanson Plc, ADR	792,550
49,300	HBOS Plc	975,680
29,800	HSBC Holdings plc, ADR (b)	2,727,594
239,200	Legal & General Group Plc	638,207
48,000	Man Group Plc	402,629
3,400	Rio Tinto Plc, ADR (b)	644,742
37,400	Royal Bank of Scotland Group Plc	1,287,772
35,500	Royal Dutch Shell Plc, ADR	2,346,550
119,000	Scottish & Newcastle Plc	1,270,011
27,000	Tomkins Plc	119,685
15,500	Tomkins Plc, ADR	276,985
61,512	Vodafone Group Plc, ADR (b)	1,406,164
16,200	Wolseley Plc	341,538
18,000	Wolseley Plc, ADR (b)	383,040
		21,716,521
Other - 1.3%
22,500	iShares MSCI EAFE Index Fund (b)	1,524,375
15,000	iShares MSCI Emerging Markets Index Fund (b)	1,451,550
		2,975,925
TOTAL COMMON STOCKS (Cost $179,012,998)		210,696,257

Rochdale Atlas Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares		Value
SHORT TERM INVESTMENTS - 1.5%
Money Market Investments - 1.5%
3,280,887	First American Prime Obligations Fund	$3,280,887
TOTAL SHORT TERM INVESTMENTS (Cost $3,280,887)		3,280,887

Principal
Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 16.6%
Commercial Paper - 4.7%
$ 977,868	Antalis Funding, 5.306%, 10/06/06	977,868
489,439	CCN Independence, 5.460%, 04/16/07	489,439
575,008	CCN Orchard Park, 5.430%, 04/10/07	575,008
1,223,058	Chesham FNC/ Chesh LLC, 5.433%, 10/02/06	1,223,058
978,877	Concord Minutemen Capital Co., 5.330%, 10/17/06	978,877
1,223,058	Fenway Funding, 5.325%, 10/02/06	1,223,058
978,446	Laguna ABS Ltd., 5.347%, 10/02/06	978,446
489,439	Lakeside Funding LLC, 5.330%, 10/10/06	489,439
1,218,763	Ocala Funding, 5.342%, 10/26/06	1,218,763
1,221,626	RAMS Funding, 5.322%, 10/10/06	1,221,626
978,446	Thornburg Mortgage Capital Resources LLC, 5.320%, 10/02/06	978,446
		10,354,028
Repurchase Agreements - 11.9%
1,545,000	Bank of America LLC, 5.400%, Dated 09/29/06, Due 10/02/2006,
	(collateralized by U.S. Government Agency Mortgage & Asset
	Backed Securities, valued at $1,575,900. Repurchase
	proceeds are $1,545,695.)	1,545,000
1,837,000	Barclays Capital Inc., 5.400%, Dated 09/29/06, Due 10/02/2006,
	(collateralized by U.S. Government Agency Mortgage & Asset
	Backed Securities, valued at $1,873,740. Repurchase
	proceeds are $1,837,827.)	1,837,000
1,500,000	Cantor Fitzgerald Securities Inc., 5.420%, Dated 09/29/06, Due 10/02/2006,
	(collateralized by U.S. Government Agency Mortgage & Asset
	Backed Securities, valued at $1,530,005. Repurchase
	proceeds are $1,500,678.)	1,500,000
12,235,963	Citigroup Global, 5.425%, Dated 09/29/06, Due 10/02/06,
	(Collaterlized by U.S. & Foreign Government Securities, valued at
	$12,511,641. Repurchase proceeds are $12,241,495.)	12,235,963
190,000	Deutsche Bank Securities Inc., 5.400%, Dated 09/29/06, Due 10/02/2006,
	(collateralized by U.S. Government Agency Mortgage & Asset
	Backed Securities, valued at $193,800. Repurchase
	proceeds are $190,086.)	190,000
645,000	JP Morgan Chase Securities, 5.400%, Dated 09/29/06, Due 10/02/2006,
	(collateralized by U.S. Government Agency Mortgage & Asset
	Backed Securities, valued at $657,900. Repurchase
	proceeds are $645,290.)	645,000
4,404,947	Lehman Brothers, 5.500%, Dated 09/29/06, Due 10/02/06,
	(Collaterlized by a U.S. Government Security & various corporate bonds,
	valued at $4,589,165. Repurchase proceeds are $4,406,966.)	4,404,947
1,000,000	Nomura Securities Inc., 5.420%, Dated 09/29/06, Due 10/02/2006,
	(collateralized by U.S. Government Agency Mortgage & Asset
	Backed Securities, valued at $1,020,210. Repurchase
	proceeds are $1,000,452.)	1,000,000

Rochdale Atlas Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Principal
Amount		Value
Repurchase Agreements - 11.9% (continued)
$ 1,500,000	Morgan Stanley & Co. Inc., 5.400%, Dated 09/29/06, Due 10/02/2006,
	(collateralized by U.S. Government Agency Mortgage & Asset
	Backed Securities, valued at $1,530,295. Repurchase
	proceeds are $1,500,675.)	$1,500,000
1,500,000	WAMU Capital Corp., 5.420%, Dated 09/29/06, Due 10/02/2006,
	(collateralized by U.S. Government Agency Mortgage & Asset
	Backed Securities, valued at $1,530,000. Repurchase
	proceeds are $1,500,678.)	1,500,000
		26,357,910
Shares
Money Market Investments - 0.0%
34,987	AIM Short-Term Liquid Assets Portfolio - Institutional Class	34,987
94,137	Federated Prime Obligations Fund	94,137
		129,124

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $36,841,062)		36,841,062

Total Investments (Cost $219,134,947) - 113.1%		250,818,206
Liabilities in Excess of Other Assets - (13.1)%		(29,132,266)
TOTAL NET ASSETS - 100.0%		$221,685,940

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a) Non Income Producing
(b) This security or portion of this security is out on loan at September 30, 2006.
		% of
Sector		Net Assets
Financials		42.5%
Energy		13.2%
Materials		11.2%
Industrials		9.1%
Information Technology		8.2%
Telecommunications		8.1%
Consumer Discretionary		7.3%
Utilities		5.4%
Health Care		4.2%
Consumer Staples		2.6%
Index Funds		1.3%
Total Investments		113.1%
Liabilities in Excess of Other Assets		(13.1)%
TOTAL NET ASSETS		100.0%

Rochdale Dividend & Income Portfolio
Schedule of Investments
September 30, 2006 (Unaudited)

Shares			Value
COMMON STOCKS - 88.4%
Closed End - 2.1%
17,880	ACM Income Fund, Inc.		$144,649
4,825	BlackRock Limited Duration Income Trust		90,131
3,740	BlackRock Preferred Opportunity Trust Fund		95,744
4,470	BlackRock Strategic Bond Trust		57,797
19,434	Calamos Convertible Opportunities and Income Fund		382,073
32,240	Nuveen Quality Preferred Income Fund II		472,316
			1,242,710
Consumer Discretionary - 4.8%
5,000	Cedar Fair, LP		131,550
72,500	Centerplate, Inc.		1,184,650
2,491	Cherokee, Inc.		91,195
13,000	DEB Shops, Inc.		333,320
32,000	Regal Entertainment Group - Class A		634,240
26,000	Saks, Inc.		449,280
			2,824,235
Consumer Staples - 12.6%
4,250	Altria Group, Inc.		325,337
66,500	B & G Foods, Inc.		1,260,175
7,035	H.J. Heinz & Co.		294,978
7,000	Kimberly-Clark Corp.		457,520
9,871	Kraft Foods, Inc.		352,000
8,000	Lancaster Colony Corp.		358,080
11,826	Loews Corp - Carolina Group		655,042
9,360	Procter & Gamble Co.		580,133
5,346	Reynolds American, Inc.		331,292
13,282	UST, Inc.		728,252
52,080	Vector Group Ltd.		844,738
15,000	Wal-Mart Stores, Inc.		739,800
13,835	WD-40 Co.		493,494
			7,420,841
Energy - 11.9%
1,100	BP Plc, ADR		72,138
1,100	Buckeye Partners LP		47,960
48,167	Canetic Resources Trust		819,802
8,783	Chevron Corp.		569,665
9,000	Dorchester Minerals LP		231,750
85,000	Duke Energy Income Fund, Inc.		919,392
13	Enbridge Energy Management LLC (a)		601
7,500	Enbridge Energy Partners LP		349,125
3,700	Energy Transfer Partners LP		171,421
5,200	Enterprise Products Partners LP		139,100
14,988	Exxon Mobil Corp.		1,005,695
5,700	Kinder Morgan Energy Partners LP		250,116
13	Kinder Morgan Management LLC (a)		549
16,000	Occidental Petroleum Corp.		769,760
1,200	ONEOK Partners, LP		67,500
9,800	Plains All American Pipeline LP		452,270
13,100	Precision Drilling Trust		403,742
10,300	TEPPCO Partners LP		382,748
2,224	Tristar Oil & Gas Ltd (a)		11,640

Rochdale Dividend & Income Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares			Value
Energy - 11.9% (continued)
5,750	Valero LP		$287,500
			6,952,474
Financials - 8.1%
9,510	AmSouth Bancorp.		276,170
17,002	Bank of America Corp.		910,797
5,901	Comerica, Inc.		335,885
17,870	First Commonwealth Financial Corp.		232,846
12,659	FirstMerit Corp.		293,309
8,733	KeyCorp		326,964
5,756	National City Corp.		210,670
5,935	NBT Bancorp, Inc.		138,048
7,889	Regions Financial Corp.		290,236
6,067	St. Paul Travelers Cos., Inc./The		284,482
7,709	Susquehanna Bancshares, Inc.		188,408
15,000	TD Ameritrade Holding Corp.		282,750
37,550	Trustco Bank Corp.		407,042
10,000	U.S. Bancorp		332,200
7,513	Whitney Holding Corp.		268,740
			4,778,547
Health Care - 2.1%
15,440	Bristol-Myers Squibb Co.		384,765
7,000	Johnson & Johnson		454,580
9,150	Merck & Co., Inc.		383,385
875	Schering-Plough Corp.		19,328
			1,242,058
Industrials - 4.6%
1,400	3M Co.		104,188
1,800	Cooper Industries Ltd.		153,396
25,000	Deluxe Corp.		427,500
5,940	Donnelley (R.R.) & Sons Co.		195,782
10,688	Dow Chemical Co.		416,618
3,980	Du Pont (E.I.) de Nemours and Co.		170,503
6,122	Federal Signal Corp.		93,361
10,947	General Electric Co.		386,429
1,872	Honeywell International, Inc.		76,565
4,074	Landauer, Inc.		206,756
1,000	Macquarie Infrastructure Co. Trust		31,180
10,000	Olin Corp.		153,600
4,823	Weyerhaeuser Co.		296,759
			2,712,637
Information Technology & Telecommunication Services - 7.0%
20,621	AT&T, Inc.		671,420
18,000	Citizens Communications Co.		252,720
53,500	Consolidated Communications Holdings, Inc.		1,000,985
17,000	Iowa Telecommunications Services, Inc.		336,430
20,000	Microsoft Corp.		546,600
12,867	Verizon Communications, Inc.		477,751
60,000	Windstream Corp.		791,400
			4,077,306
Materials - 2.3%
36,000	Acadian Timber Income Fund		294,699

Rochdale Dividend & Income Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares			Value
Materials - 2.3% (continued)
11,000	Fording Canadian Coal Trust		$291,830
14,702	Plum Creek Timber Co., Inc.		500,456
2,000	Southern Copper Corp.		185,000
7,000	USEC, Inc.		67,480
			1,339,465
REITS - 17.7%
2,500	AmREIT		18,325
8,914	Camden Property Trust		677,553
7,264	Colonial Properties Trust		347,292
2,000	Entertainment Properties Trust		98,640
11,000	Equity One, Inc.		263,670
23,271	First Industrial Realty Trust, Inc.		1,023,924
7,920	General Growth Properties, Inc.		377,388
17,563	Glenborough Realty Trust, Inc.		451,896
20,609	Glimcher Realty Trust		510,691
14,046	Health Care Property Investors, Inc.		436,128
10,260	Health Care REIT, Inc.		410,503
38,813	HRPT Properties Trust		463,815
8,885	Liberty Property Trust		424,614
4,838	The Macerich Co.		369,430
5,130	Mack-Cali Realty Corp.		265,734
37,179	Nationwide Health Properties, Inc.		994,166
11,012	New Plan Excel Realty Trust		297,875
9,973	Pennsylvania Real Estate Investment Trust		424,551
10,036	Sovran Self Storage, Inc.		557,500
22,792	Tanger Factory Outlet Centers, Inc.		811,851
47,455	Trustreet Properties, Inc.		593,662
13,115	Washington Real Estate Investment Trust		521,977
3,000	Windrose Medical Properties Trust		53,040
			10,394,225
Shipping & Transportation - 5.7%
37,500	Aries Maritime Transport Ltd.		390,000
30,000	Canada Cartage Dividend Income Fund I		285,842
20,000	Diana Shipping, Inc.		266,600
15,100	Double Hull Tankers, Inc.		207,625
6,000	Eagle Bulk Shipping, Inc.		96,480
28,000	Genco Shipping & Trading Ltd.		634,480
13,500	General Maritime Corp.		493,830
55,000	Jazz Air Income Fund (b)		464,997
11,000	Nordic American Tanker Shipping Limited		382,800
7,000	Ship Finance International Ltd.		139,300
			3,361,954
Utilities - 9.5%
8,200	Amerigas Partners LP		253,052
15,000	Atmos Energy Corp.		428,250
4,536	Cleco Corp.		114,489
3,804	Dominion Resources, Inc.		290,968
6,755	DTE Energy Co.		280,400
9,506	Duke Energy Corp.		287,081
12,452	Equitable Resources, Inc.		435,571
2,300	Ferrellgas Partners LP		52,417

Rochdale Dividend & Income Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares			Value
Utilities - 9.5% (continued)
14,010	Hawaiian Electric Industries, Inc.		$379,111
11,986	National Fuel Gas Co.		435,691
4,682	NiSource, Inc.		101,787
8,396	Northwest Natural Gas Co.		329,795
4,000	OGE Energy Corp.		144,440
4,470	Peoples Energy Corp.		181,705
4,185	Pinnacle West Capital Corp.		188,534
10,329	Progress Energy, Inc.		468,730
3,333	Scottish Power Plc, ADR		161,850
11,200	Suburban Propane Partners LP		378,112
25,000	United Utilities Plc, ADR		662,000
			5,573,983
TOTAL COMMON STOCKS (Cost $45,533,484)			51,920,435

PREFERRED STOCKS - 2.3%
Closed-End Funds - 2.3%		Rate
18	Calamos Convertible Opportunities and Income Fund	5.15%	450,000
18	Cohen & Steers REIT Fund	5.15%	450,000
18	Evergreen Managed Income Fund	5.10%	450,000

TOTAL PREFERRED STOCKS (Cost $1,350,000)			1,350,000

SHORT TERM INVESTMENTS - 8.9%
Money Market Investments - 8.9%
5,253,291	First American Prime Obligations Fund		5,253,291
TOTAL SHORT TERM INVESTMENTS (Cost $5,253,291)			5,253,291

Total Investments (Cost $52,136,775) - 99.6%			58,523,726
Other Assets in Excess of Liabilities - 0.4%			217,140
TOTAL NET ASSETS - 100.0%			$58,740,866

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a) Non Income Producing
(b) Restricted

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
September 30, 2006 (Unaudited)

Principal
Amount		Coupon Rate	Maturity Date	Value
CORPORATE BONDS - 30.4%
Consumer Discretionary - 2.1%
$ 300,000	Anheuser-Busch Cos, Inc.	9.000%	12/01/2009	$ 333,478
500,000	Time Warner, Inc.	6.875%	05/01/2012	528,695
				862,173
Consumer Staples - 0.6%
250,000	WM Wrigley Jr Co.	4.650%	07/15/2015	238,183
Energy - 2.8%
130,000	Burlington Resources, Inc.	8.200%	03/15/2025	164,533
200,000	Conoco Phillips	9.375%	02/15/2011	231,192
100,000	Louisiana Land & Exploration	7.650%	12/01/2023	120,785
325,000	Noble Corp.	6.950%	03/15/2009	337,257
300,000	Northern State Power (A Minnesota Corporation)	8.000%	08/28/2012	340,115
				1,193,882
Financials - 20.6%
500,000	Allstate Life Global Fund	5.170%	04/02/2007(a)	496,145
130,000	Bank of America Corp. (b)	7.800%	02/15/2010	140,353
350,000	Chubb Corp.	7.125%	12/15/2007	356,916
250,000	CIT Group Inc.	6.125%	08/15/2016	249,383
125,000	First Union Corp.	6.300%	04/15/2028	126,869
175,000	General Electric Capital Corp.	8.750%	05/21/2007	178,662
250,000	General Electric Capital Corp.	5.310%	02/01/2011	248,299
250,000	Goldman Sachs Group, Inc. (b)	5.350%	01/15/2016	245,385
500,000	Hartford Life Global Fund	5.070%	03/15/2008(a)	484,230
400,000	HSBC USA Capital Trust	7.530%	12/04/2026	415,935
100,000	HSBC USA, Inc.	8.375%	02/15/2007	100,954
310,000	Janus Capital Group, Inc.	7.000%	11/01/2006	310,158
340,000	JP Morgan Chase & Co.	7.000%	11/15/2009	356,590
500,000	JP Morgan Chase Bank	6.700%	08/15/2008	513,211
250,000	Lehman Brothers Holdings, Inc.	4.210%	07/14/2008(a)	247,481
250,000	Lehman Brothers Holdings, Inc.	4.230%	09/08/2008(a)	247,790
300,000	Republic New York Corp.	9.700%	02/01/2009	329,386
250,000	Salomon Smith Barney Holdings, Inc.	7.300%	08/01/2013	273,688
200,000	SLM Corp.	6.370%	02/01/2014(a)	190,732
250,000	SLM Corp.	6.440%	01/31/2014(a)	239,498
1,000,000	SLM Corp.	6.470%	01/01/2014(a)	967,410
25,000	Suntrust Banks, Inc.	6.000%	02/15/2026	25,823
500,000	Toyota Motor Credit Corp.	4.970%	11/26/2007(a)	472,500
1,295,000	Transamerica Corp.	9.375%	03/01/2008	1,352,277
100,000	Union Planters Bank NA	6.500%	03/15/2018	101,762
				8,671,437
Health Care - 0.1%
25,000	Cigna Corp.	8.250%	01/01/2007	25,152
Industrials - 0.1%
25,000	Ryder System, Inc.	9.875%	05/15/2017	25,501
Information Technology - 0.1%
50,000	First Data Corp.	6.375%	12/15/2007	50,414
Telecommunication Services - 1.0%
180,000	Airtouch Communication Vodafone Group	6.650%	05/01/2008	183,564
250,000	Nextel Communications	6.875%	10/31/2013	254,486
				438,050
Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Principal
Amount		Coupon Rate	Maturity Date	Value
Utilities - 3.0%
$ 300,000	Duke Energy Corp. (b)	4.200%	10/01/2008	$ 293,733
200,000	Indianapolis Power & Light	7.375%	08/01/2007	203,093
300,000	National Rural Utilities	6.550%	11/01/2018	326,045
250,000	Rochester Gas & Electric Corp.	5.840%	12/22/2008	252,672
200,000	West Texas Utilities Co.	7.750%	06/01/2007	203,057
				1,278,600
TOTAL CORPORATE BONDS (Cost $12,845,907)				12,783,392

MUNICIPAL BONDS - 0.9%
300,000	Houston Texas Utility Systems	5.240%	05/15/2034	300,000
75,000	New Orleans Finance Authority	4.100%	07/15/2021	75,000
TOTAL MUNICIPAL BONDS (Cost $375,000)				375,000

U.S. GOVERNMENT AGENCY OBLIGATIONS - 61.5%
U.S. Government Non-Mortgage-Backed Securities - 29.6%
500,000	Federal Farm Credit Bank	5.875%	03/06/2015	497,856
750,000	Federal Farm Credit Bank	6.000%	12/02/2013	753,439
250,000	Federal Farm Credit Bank	6.100%	11/27/2015	253,790
250,000	Federal Farm Credit Bank	6.150%	06/16/2016	252,018
250,000	Federal Home Loan Bank	3.500%	11/07/2008	247,399
200,000	Federal Home Loan Bank	3.500%	03/24/2009	197,797
250,000	Federal Home Loan Bank	4.000%	09/22/2010	249,329
300,000	Federal Home Loan Bank	4.000%	07/30/2013	295,225
250,000	Federal Home Loan Bank	4.000%	08/13/2013	247,152
100,000	Federal Home Loan Bank	4.000%	08/20/2013	98,963
500,000	Federal Home Loan Bank	4.000%	02/27/2014	494,253
250,000	Federal Home Loan Bank	4.000%	03/17/2014	246,280
200,000	Federal Home Loan Bank	4.000%	04/29/2014	197,271
200,000	Federal Home Loan Bank	4.250%	12/29/2014	196,302
500,000	Federal Home Loan Bank	4.350%	04/27/2007(a)	499,441
250,000	Federal Home Loan Bank	4.515%	04/15/2008	247,930
200,000	Federal Home Loan Bank	4.750%	11/01/2007(a)	199,711
250,000	Federal Home Loan Bank	4.760%	10/26/2007	248,847
250,000	Federal Home Loan Bank	5.000%	03/08/2007	249,555
250,000	Federal Home Loan Bank	5.000%	01/28/2008	249,256
200,000	Federal Home Loan Bank	5.000%	05/09/2008	199,281
200,000	Federal Home Loan Bank	5.000%	06/06/2008	199,718
250,000	Federal Home Loan Bank	5.000%	12/29/2009	249,199
250,000	Federal Home Loan Bank	5.000%	09/02/2010	247,410
200,000	Federal Home Loan Bank	5.000%	11/17/2010	198,980
175,000	Federal Home Loan Bank	5.000%	10/21/2013	171,240
300,000	Federal Home Loan Bank	5.000%	01/26/2016	298,986
250,000	Federal Home Loan Bank	5.000%	08/05/2016	241,822
200,000	Federal Home Loan Bank	5.000%	04/30/2018	196,758
250,000	Federal Home Loan Bank	5.050%	02/08/2011	247,896
250,000	Federal Home Loan Bank	5.125%	09/30/2008	249,410
250,000	Federal Home Loan Bank	5.190%	03/02/2011	248,852
200,000	Federal Home Loan Bank	5.250%	11/23/2015	198,980
150,000	Federal Home Loan Bank	5.250%	04/17/2009	150,027
250,000	Federal Home Loan Bank	5.300%	03/24/2010	249,793

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Principal
Amount		Coupon Rate	Maturity Date	Value
U.S. Government Non-Mortgage-Backed Securities - 29.6% (continued)
$ 500,000	Federal Home Loan Bank	5.300%	03/13/2018	$ 484,151
300,000	Federal Home Loan Bank	5.340%	04/27/2011	301,114
300,000	Federal Home Loan Bank	5.370%	03/19/2018	292,471
500,000	Federal Home Loan Bank	5.375%	03/28/2011	499,574
500,000	Federal Home Loan Bank	5.500%	04/28/2011	500,846
300,000	Federal Home Loan Bank	5.650%	03/07/2013	299,738
200,000	Federal Home Loan Bank	5.700%	02/28/2013	199,626
300,000	Federal Home Loan Bank	6.000%	04/28/2011	300,132
300,000	Federal Home Loan Bank	6.000%	04/25/2016	302,514
				12,450,332
Other Mortgage-Backed Securities - 31.9%
300,000	Federal Home Loan Mortgage Corp.	4.250%	06/18/2018	287,638
250,000	Federal Home Loan Mortgage Corp. (b)	4.500%	12/16/2010	246,184
305,000	Federal Home Loan Mortgage Corp.	5.000%	01/27/2014	298,352
100,000	Federal Home Loan Mortgage Corp.	5.000%	04/01/2014	97,757
145,000	Federal Home Loan Mortgage Corp.	5.000%	11/14/2014	141,404
100,000	Federal Home Loan Mortgage Corp.	5.000%	07/29/2016	95,587
250,000	Federal Home Loan Mortgage Corp.	5.000%	10/15/2028	247,353
250,000	Federal Home Loan Mortgage Corp.	5.125%	03/04/2014	244,818
250,000	Federal Home Loan Mortgage Corp. (b)	5.250%	11/05/2012	247,578
250,000	Federal Home Loan Mortgage Corp.	5.400%	02/28/2011	250,028
300,000	Federal Home Loan Mortgage Corp.	5.500%	11/24/2015	296,312
250,000	Federal Home Loan Mortgage Corp.	5.500%	12/12/2017	245,387
300,000	Federal Home Loan Mortgage Corp.	5.700%	05/10/2011	300,215
231,348	Federal Home Loan Mortgage Corp.	5.750%	12/15/2018	231,962
300,000	Federal Home Loan Mortgage Corp.	6.000%	07/12/2017	300,952
500,000	Federal Home Loan Mortgage Corp.	6.000%	05/15/2032	503,477
1,000,000	Federal Home Loan Mortgage Corp. (b)	6.250%	07/27/2015	1,004,166
100,000	Federal National Mortgage Association	4.000%	12/09/2011	95,502
1,000,000	Federal National Mortgage Association (b)	5.000%	11/23/2011	986,193
250,000	Federal National Mortgage Association (b)	5.000%	02/27/2013	245,326
300,000	Federal National Mortgage Association	5.000%	11/23/2016	294,753
250,000	Federal National Mortgage Association	5.000%	04/29/2019	244,079
118,000	Federal National Mortgage Association	5.125%	07/16/2018	113,572
405,000	Federal National Mortgage Association	5.200%	08/24/2017	393,031
250,000	Federal National Mortgage Association	5.250%	11/28/2008	249,362
500,000	Federal National Mortgage Association (b)	5.250%	01/28/2013	494,327
350,000	Federal National Mortgage Association	5.250%	08/17/2015	346,492
112,366	Federal National Mortgage Association	5.298%	02/25/2019	97,970
250,000	Federal National Mortgage Association	5.375%	03/15/2010	249,906
850,000	Federal National Mortgage Association (b)	5.459%	02/17/2009(a)	824,551
300,000	Federal National Mortgage Association	5.500%	02/09/2011	298,946
250,000	Federal National Mortgage Association	5.600%	02/28/2011	249,331
250,000	Federal National Mortgage Association	5.680%	02/15/2011	249,849
300,000	Federal National Mortgage Association	5.750%	05/01/2013	301,484
1,000,000	Federal National Mortgage Association (b)	5.750%	11/07/2017	977,478
250,000	Federal National Mortgage Association	6.000%	02/15/2013	250,109
560,000	Federal National Mortgage Association	6.000%	04/11/2014	559,324
100,000	Federal National Mortgage Association	6.000%	02/22/2016	99,687
250,000	Federal National Mortgage Association (b)	6.000%	05/12/2016	254,276

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Principal
Amount		Coupon Rate	Maturity Date	Value
Other Mortgage-Backed Securities - 31.9% (continued)
250,000	Federal National Mortgage Association	6.500%	04/24/2017	250,412
$ 250,000	Federal National Mortgage Association	7.000%	11/28/2017	$ 250,599
				13,415,729
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $25,903,528)				25,866,061

Shares
COMMON STOCKS - 2.6%
Consumer Discretionary - 0.5%
12,900	Centerplate, Inc. (b)			210,786
Consumer Staples - 0.4%
9,000	B & G Foods, Inc. (b)			170,550
Retail - 0.3%
14,000	Aries Maritime Transport Ltd.			145,600
Telecommunication Services - 0.7%
4,000	Consolidated Communications Holdings, Inc.			74,840
3,000	Iowa Telecommunications Services, Inc. (b)			59,370
11,000	Windstream Corp. (b)			145,090
				279,300
Utilities - 0.7%
1,350	Peoples Energy Corp. (b)			54,878
6,500	Suburban Propane Partners LP			219,440
				274,318
TOTAL COMMON STOCKS (Cost $934,405)				1,080,554

PREFERRED STOCKS - 2.0%
Closed-End Funds - 2.0%		Rate
10	Advent Claymore Convertable Security	5.000%		250,000
7	Blackrock Preferred Income Strategy Fund	5.100%		175,000
6	Cohen & Steers Advantage Income Reality Fund, Inc.	5.100%		150,000
5	F&C Claymore Preferred Security, Inc.	5.150%		125,000
6	PIMCO Corporate Opportunity Fund	5.150%		150,000

TOTAL PREFERRED STOCKS (Cost $850,000)				850,000

SHORT TERM INVESTMENTS - 1.5%
Money Market Investments - 1.5%
612,567	First American Prime Obligations Fund			612,567
TOTAL SHORT TERM INVESTMENTS (Cost $612,567)				612,567

Principal
Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 16.2%
Commercial Paper - 6.2%
$ 245,301	Antalis Funding, 5.306%, 10/06/06			245,301
122,777	CCN Independence IV LLC, 5.460%, 04/16/07			122,777
144,243	CCN Orchard Park LLC, 5.430%, 04/10/07			144,243
306,808	Chesham FNC/ Chesh LLC, 5.433%, 10/02/06			306,808
245,554	Concord Minutemen Capital Co., 5.330%, 10/17/06			245,554
306,808	Fenway Funding, 5.325%, 10/02/06			306,808

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Principal
Amount				Value
$ 245,446	Laguna ABS Ltd., 5.347%, 10/02/06			$ 245,446
122,777	Lakeside Funding LLC, 5.330%, 10/10/06			122,777
305,731	Ocala Funding, 5.342%, 10/26/06			305,731
306,449	RAMS Funding LLC, 5.322%, 10/10/06			306,449
245,446	Thornburg Mortgage Capital Resources LLC, 5.320%, 10/02/06			245,446
				2,597,340
Repurchase Agreement - 9.9%
3,069,431	Citigroup Global, 5.425%, Dated 09/29/06, Due 10/02/06,
	(Collateralized by U.S. & Foreign Government Securities, valued at
	$3,138,585. Repurchase proceeds are $3,070,818.)			3,069,431
1,104,995	Lehman Brothers, 5.500%, Dated 09/29/06, Due 10/02/06,
	(Collateralized by a U.S. Government Security & various corporate bonds,
	valued at $1,151,207. Repurchase proceeds are $1,105,501.)			1,104,995
				4,174,426
Shares
Money Market Investment - 0.1%
8,777	AIM Short-Term Liquid Assets Portfolio - Institutional Class			8,777
23,615	Federated Prime Obligations Fund			23,615
				32,392

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $6,804,158)				6,804,158

Total Investments (Cost $48,325,565) - 115.1%				48,371,732
Liabilities in Excess of Other Assets - (15.1)%				(6,356,390)
TOTAL NET ASSETS - 100.0%				$42,015,342

Percentages are stated as a percent of net assets.
(a) Variable Rate
(b) This security or portion of this security is out on loan at September 30, 2006.

Rochdale Darwin Portfolio
Schedule of Investments
September 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 100.6%
Asset Management & Custody Banks - 2.4%
29,084	Services Acquisition Corp International (a)	$258,848
Biotechnology - 5.7%
16,987	PDL BioPharma, Inc. (a)	326,150
5,522	United Therapeutics Corp. (a)	290,126
		616,276
Health Care Distributors - 3.2%
10,275	Patterson Companies Inc. (a)	345,343
Health Care Equipment - 26.0%
4,805	Advanced Medical Optics, Inc. (a)	190,038
6,740	Beckman Coulter, Inc.	387,954
9,084	Edwards Lifesciences Corp. (a)	423,224
9,194	Hologic, Inc. (a)	400,123
9,485	Integra LifeSciences Holdings Corp. (a)	355,498
94,527	Orthovita, Inc. (a)	329,899
10,763	Respironics, Inc. (a)	415,559
10,800	SonoSite, Inc. (a)	306,720
		2,809,015
Health Care Facilities - 12.4%
6,551	Manor Care, Inc.	342,486
11,425	Psychiatric Solutions, Inc. (a)	389,478
6,357	Triad Hospitals, Inc. (a)	279,899
13,006	United Surgical Partners International, Inc. (a)	322,939
		1,334,802
Health Care Services - 13.3%
7,976	Amedisys, Inc. (a)	316,408
7,609	DaVita, Inc. (a)	440,333
7,143	Healthways, Inc. (a)	318,577
8,028	Pediatrix Medical Group, Inc. (a)	366,077
		1,441,395
Health Care Supplies - 11.3%
7,494	Cooper Cos., Inc.	400,929
13,234	Dentsply International, Inc.	398,476
13,145	LifeCell Corp. (a)	423,532
		1,222,937
Health Care Technology - 3.2%
22,011	Emageon Inc. (a)	343,151
Index Fund - 3.3%
4,816	iShares Nasdaq Biotechnology Index Fund (a)	355,325
Leisure Facilities - 3.5%
8,213	Life Time Fitness, Inc. (a)	380,180
Life Sciences Tools & Services - 3.6%
9,071	Charles River Laboratories International, Inc. (a)	393,772
Managed Health Care - 6.0%
17,276	Centene Corp. (a)	284,018
8,484	Magellan Health Services, Inc. (a)	361,418
		645,436
Pharmaceuticals - 6.7%
3,371	Barr Pharmaceuticals, Inc. (a)	175,090
16,125	Sciele Pharma, Inc. (a)	303,795
7,160	Teva Pharmaceutical Industries, Ltd. - ADR	244,084
		722,969
TOTAL COMMON STOCKS (Cost $10,951,201)		10,869,449

Rochdale Darwin Portfolio
Schedule of Investments
September 30, 2006 (Unaudited), Continued

Shares		Value

SHORT TERM INVESTMENTS - 0.0%
Money Market Investments - 0.0%
1,928	First American Prime Obligations Fund	$1,928
TOTAL SHORT TERM INVESTMENTS (Cost $1,928)		1,928

Total Investments (Cost $10,953,129) - 100.6%		10,871,377
Liabilities in Excess of Other Assets - (0.6)%		(59,820)
TOTAL NET ASSETS - 100.0%		$10,811,557

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a) Non Income Producing

The cost basis of investments for federal income tax purposes as of September 30, 2006 was as follows*:

	Large Growth	Large Value	Mid/Small Growth	Mid/Small Value
COST OF INVESTMENTS	$58,024,858	$66,268,409	$50,168,053	$60,234,284
GROSS UNREALIZED APPRECIATION	3,682,597	8,496,313	4,926,667	9,917,383
GROSS UNREALIZED DEPRECIATION	(798,375)	(785,109)	(898,751)	(1,685,603)

NET UNREALIZED APPRECIATION (DEPRECIATION)	$2,884,222	$7,711,204	$4,027,916	$8,231,780

	Atlas	Dividend & Income	Intermediate Fixed Income	Darwin
COST OF INVESTMENTS	$219,134,947	$52,136,775	$48,325,565	$10,953,129
GROSS UNREALIZED APPRECIATION	34,203,519	7,925,658	400,137	573,270
GROSS UNREALIZED DEPRECIATION	(2,520,260)	(1,538,707)	(353,970)	(655,022)

NET UNREALIZED APPRECIATION (DEPRECIATION)	$31,683,259	$6,386,951	$46,167	($81,752)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rochdale Investment Trust

By (Signature and Title) /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date  11/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date  11/28/06

By (Signature and Title) /s/ Edmund L. Towers
Edmund L. Towers, Treasurer

Date  11/28/06